STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangements [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION

ACCOUNTING POLICY
Stock option plans
Cash-settled share appreciation rights (SARs) are attached to all stock options granted under our employee stock option plan. This feature allows the option holder to choose to receive a cash payment equal to the intrinsic value of the option (the amount by which the market price of the Class B Non-Voting Share exceeds the exercise price of the option on the exercise date) instead of exercising the option to acquire Class B Non-Voting Shares. We classify all outstanding stock options with cash settlement features as liabilities and carry them at their fair value, determined using the Black-Scholes option pricing model or a trinomial option pricing model, depending on the nature of the share-based award. We remeasure the fair value of the liability each period and amortize it to operating costs using graded vesting, either over the vesting period or to the date an employee is eligible to retire (whichever is shorter).

Restricted share unit (RSU) and deferred share unit (DSU) plans
We recognize outstanding RSUs and DSUs as liabilities, measuring the liabilities and compensation costs based on the awards' fair values, which are based on the market price of the Class B Non-Voting Shares, and recognizing them as charges to operating costs over the vesting period of the awards. If an award's fair value changes after it has been granted and before the exercise date, we recognize the resulting changes in the liability within operating costs in the year the change occurs. For RSUs, the payment amount is established as of the vesting date. For DSUs, the payment amount is established as of the exercise date.

Employee share accumulation plan
Employees voluntarily participate in the share accumulation plan by contributing a specified percentage of their regular earnings. We match employee contributions up to a certain amount and recognize our contributions as a compensation expense in the year we make them. Expenses relating to the employee share accumulation plan are included in operating costs.

USE OF ESTIMATES AND JUDGMENTS
ESTIMATES
Significant management estimates are used to determine the fair value of stock options, RSUs, and DSUs. The table below shows the weighted average fair value of stock options granted during 2019 and 2018 and the principal assumptions used in applying the Black-Scholes model for non-performance-based options and trinomial option pricing models for performance-based options to determine their fair value at the grant date.

	Years ended December 31
	2019	2018

Weighted average fair value	$8.11	$8.42

Risk-free interest rate	1.9%	1.7%
Dividend yield	2.8%	3.3%
Volatility of Class B Non-Voting Shares	16.4%	20.1%
Weighted average expected life	5.5 years	6.2 years
Weighted average time to vest	n/a	2.5 years
Weighted average time to expiry	n/a	10.0 years
Employee exit rate	n/a	4.9%
Suboptimal exercise factor	n/a	1.4
Lattice steps	n/a	50

n/a - no performance-based options were issued during the year ended December 31, 2019.

Volatility has been estimated based on the actual trading statistics of our Class B Non-Voting Shares.

EXPLANATORY INFORMATION
Below is a summary of our stock-based compensation expense, which is included in employee salaries and benefits expense.

	Years ended December 31
(In millions of dollars)	2019	2018

Stock options	1	17
Restricted share units	47	51
Deferred share units	4	30
Equity derivative effect, net of interest receipt	18	(33)

Total stock-based compensation expense	70	65

As at December 31, 2019, we had a total liability recognized at its fair value of $220 million (2018 - $252 million) related to stock-based compensation, including stock options, RSUs, and DSUs. The current portion of this is $173 million (2018 - $186 million) and is included in accounts payable and accrued liabilities. The long-term portion of this is $47 million (2018 - $66 million) and is included in other long-term liabilities (see note 22).

The total intrinsic value of vested liabilities, which is the difference between the exercise price of the share-based awards and the trading price of the Class B Non-Voting Shares for all vested share-based awards, as at December 31, 2019 was $106 million (2018 - $112 million).

We paid $84 million in 2019 (2018 - $69 million) to holders of stock options, RSUs, and DSUs upon exercise using the cash settlement feature, representing a weighted average share price on the date of exercise of $70.97 (2018 - $61.84).

STOCK OPTIONS
Options to purchase our Class B Non-Voting Shares on a one-for-one basis may be granted to our employees, directors, and officers by the Board or our Management Compensation Committee. There are 65 million options authorized under various plans; each option has a term of seven to ten years. The vesting period is generally graded vesting over four years; however, the Management Compensation Committee may adjust the vesting terms on the grant date. The exercise price is equal to the fair market value of the Class B Non-Voting Shares, determined as the five-day average before the grant date as quoted on the TSX.

Performance options
We granted nil performance-based options to certain key executives in 2019 (2018 - 439,435). These options vest on a graded basis over four years provided that certain targeted stock prices are met on or after each anniversary date. As at December 31, 2019, we had 1,068,776 performance options (2018 - 1,575,605) outstanding.
Summary of stock options
Below is a summary of the stock option plans, including performance options.

	Year ended December 31, 2019		Year ended December 31, 2018
(In number of units, except prices)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	2,719,612	$53.22	2,637,890	$49.42
Granted	1,179,160	$72.03	850,700	$58.88
Exercised	(743,977)	$46.56	(679,706)	$45.20
Forfeited	—	—	(89,272)	$55.94

Outstanding, end of year	3,154,795	$61.82	2,719,612	$53.22

Exercisable, end of year	993,645	$52.38	1,059,590	$46.26

Below is a summary of the range of exercise prices, the weighted average exercise price, and the weighted average remaining contractual life as at December 31, 2019.

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price

$42.85 - $44.99	153,937	4.82	$44.24	153,937	$44.24
$45.00 - $49.99	506,011	4.67	$48.88	442,257	$48.73
$50.00 - $59.99	910,595	7.76	$58.10	265,564	$57.82
$60.00 - $64.99	415,057	7.72	$62.91	122,459	$62.82
$65.00 - $69.99	129,025	9.38	$66.21	9,428	$68.10
$70.00 - $73.00	1,040,170	8.90	$73.00	—	—

	3,154,795	7.56	$61.82	993,645	$52.38

Unrecognized stock-based compensation expense as at December 31, 2019 related to stock-option plans was $6 million (2018 - $8 million) and will be recognized in net income over the next four years as the options vest.

RESTRICTED SHARE UNITS
The RSU plan allows employees, directors, and officers to participate in the growth and development of Rogers. Under the terms of the plan, RSUs are issued to the participant and the units issued vest over a period of up to three years from the grant date.

On the vesting date, we will redeem all of the participants' RSUs in cash or by issuing one Class B Non-Voting Share for each RSU. We have reserved 4,000,000 Class B Non-Voting Shares for issue under this plan.

Performance RSUs
We granted 180,896 performance-based RSUs to certain key executives in 2019 (2018 - 263,239). The number of units that vest and will be paid three years from the grant date will be within 50% to 150% of the initial number granted based upon the achievement of certain annual and cumulative three-year non-market targets.

Summary of RSUs
Below is a summary of the RSUs outstanding, including performance RSUs.

	Years ended December 31
(In number of units)	2019	2018

Outstanding, beginning of year	2,218,925	1,811,845
Granted and reinvested dividends	1,013,900	1,217,487
Exercised	(582,314)	(597,015)
Forfeited	(177,737)	(213,392)

Outstanding, end of year	2,472,774	2,218,925

Unrecognized stock-based compensation expense as at December 31, 2019 related to these RSUs was $56 million (2018 - $59 million) and will be recognized in net income over the next three years as the RSUs vest.

DEFERRED SHARE UNITS
The DSU plan allows directors, certain key executives, and other senior management to elect to receive certain types of compensation in DSUs. Under the terms of the plan, DSUs are issued to the participant and the units issued cliff vest over a period of up to three years from the grant date.

Performance DSUs
We granted 29,300 performance-based DSUs to certain key executives in 2019 (2018 - 40,269). The number of units that vest and may be redeemed by the holder three years from the grant date will be within 50% to 150% of the initial number granted based upon the achievement of certain annual and cumulative three-year non-market targets.

Summary of DSUs
Below is a summary of the DSUs outstanding, including performance DSUs.

	Years ended December 31
(In number of units)	2019	2018

Outstanding, beginning of year	2,004,440	2,327,647
Granted and reinvested dividends	110,003	131,051
Exercised	(348,285)	(334,930)
Forfeited	(24,274)	(119,328)

Outstanding, end of year	1,741,884	2,004,440

Unrecognized stock-based compensation expense as at December 31, 2019 related to these DSUs was $1 million (2018 - $7 million) and will be recognized in net income over the next three years as the executive DSUs vest. All other DSUs are fully vested.

EMPLOYEE SHARE ACCUMULATION PLAN
Participation in the plan is voluntary. Employees can contribute up to 10% of their regular earnings through payroll deductions (up to an annual maximum contribution of $25 thousand). The plan administrator purchases Class B Non-Voting Shares on a monthly basis on the open market on behalf of the employee. At the end of each month, we make a contribution of 25% to 50% of the employee's contribution that month and the plan administrator uses this amount to purchase additional shares on behalf of the employee. We recognize our contributions made as a compensation expense.

Compensation expense related to the employee share accumulation plan was $51 million in 2019 (2018 - $46 million).

EQUITY DERIVATIVES
We have entered into equity derivatives to hedge a portion of our stock-based compensation expense (see note 17) and recognized an $18 million expense (2018 - $33 million recovery) in stock-based compensation expense for these derivatives.